SCUDDER
                                                                 INVESTMENTS(SM)
                                                                 [LOGO]

Supplement to the currently effective Prospectus of each of the listed funds:

Scudder Corporate Bond Fund                       Scudder Massachusetts Limited Term Tax Free Fund
Scudder GNMA Fund                                 Scudder Micro Cap Fund
Scudder International Bond Fund                   Scudder Ohio Tax Free Fund
Scudder International Growth and Income Fund      Scudder Tax Managed Growth Fund
Scudder Limited Term Tax Free Fund                Scudder Tax Managed Small Company Fund


On July 13, 2000, the shareholders of each of the above-mentioned Funds (identified in the table below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below.

The Plan applicable to each Fund, except for Scudder International Bond Fund and Scudder International Growth and Income Fund, provides for the transfer of all or substantially all of the assets of the Fund to the corresponding Acquiring Fund and the assumption of all of the liabilities of the Fund by the Acquiring Fund in exchange for Class S shares of the corresponding Acquiring Fund. Shares of the corresponding Acquiring Fund thereby received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. With respect to Scudder International Bond Fund and Scudder International Growth and Income Fund, the Plan provides that the issued and outstanding shares of such Funds will be reclassified into Class S shares of the corresponding Acquiring Fund and, accordingly, the corresponding Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Fund (the transactions contemplated by the Plans are referred to as the "Reorganizations").

The Reorganizations are currently expected to become effective on or about the applicable Reorganization Date identified in the chart below.


Acquired Fund                                       Acquiring Fund                                Reorganization Date
-----------------------------------------------------------------------------------------------------------------------
Scudder Corporate Bond Fund                         Scudder Income Fund                           September, 2000*
-----------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                   AARP GNMA and U.S. Treasury Fund              July 17, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder International Bond Fund                     Scudder Global Bond Fund                      September 25, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder International Growth and Income Fund        Scudder International Fund                    August 14, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Limited Term Tax Free Fund                  Scudder Medium Term Tax Free Fund             July 31, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Limited Term Tax Free Fund    Scudder Massachusetts Tax Free Fund           July 31, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                              AARP Small Company Stock Fund                 July 17, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Ohio Tax Free Fund                          Scudder Managed Municipal Bonds               July 31, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Growth Fund                     Scudder Select 500 Fund                       August 28, 2000
-----------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Small Company Fund              Scudder Small Company Value Fund              August 28, 2000
-----------------------------------------------------------------------------------------------------------------------


*  Subject to receipt of required regulatory approval.


July 13, 2000